Discontinued Operations Discontinued Operations (Tables)	3 Months Ended
Jun. 30, 2013
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
The Resin Business' sales, income before income taxes and net income were as follows:

	Year Ended December 31,
(In millions)	2012	2011	2010
Sales	$131.8	$154.1	$115.7
Income before income taxes	29.7	29.8	15.5
Income tax expense	(11.1)	(10.6)	(5.4)
Net income	$18.6	$19.2	$10.1

The following table summarizes the assets and liabilities of the Resin Business:

	December 31,
(In millions)	2012	2011
Assets:
Accounts receivable, net	$8.8	$11.0
Inventories, net	8.2	8.5
Property, net	21.7	23.0
Other assets	0.6	1.1
Assets held-for-sale	$39.3	$43.6

Liabilities:
Accounts payable	$15.8	$18.2
Accrued expenses	2.2	3.6
Liabilities held-for-sale	$18.0	$21.8